Goodwill and other intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of movements in other intangible assets
Movements in other intangible assets during the first half of 2026 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2026	14,951	66,746	1,888	83,585
Changes in scope of consolidation (a)	—	1,149	1	1,150
Acquisitions and other increases	321	122	88	531
Disposals and other decreases	(534)	(17)	(28)	(579)
Currency translation differences	324	1,232	12	1,568
Transfers (b)	(245)	(162)	(4)	(411)
Gross value at June 30, 2026	14,817	69,070	1,957	85,844
Accumulated amortization and impairment at January 1, 2026	(6,220)	(49,624)	(1,480)	(57,324)
Amortization expense	—	(1,106)	(58)	(1,164)
Impairment losses, net of reversals (c)	(970)	(61)	(17)	(1,048)
Disposals and other decreases	534	17	26	577
Currency translation differences	(135)	(785)	(10)	(930)
Transfers (b)	—	400	4	404
Accumulated amortization and impairment at June 30, 2026	(6,791)	(51,159)	(1,535)	(59,485)
Carrying amount at January 1, 2026	8,731	17,122	408	26,261
Carrying amount at June 30, 2026	8,026	17,911	422	26,359
(a)The “Changes in scope of consolidation” line mainly comprises the intangible assets recognized as part of the Dynavax acquisition (see Note B.1.)
(b)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets to Assets held for sale.
(c)See Note B.4.